Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2013
Related Party Transactions and Balances
8.	Related Party Transactions and Balances

a)

During the three and six months ended June 30, 2013, three conventional tankers, two shuttle tankers and two FSO units of the Partnership were employed on long-term, time-charter-out contracts with subsidiaries of Teekay Corporation, and two conventional tankers of the Partnership were employed on long-term, time-charter-out contracts with a joint venture in which Teekay Corporation has a 50% interest. During the first and second quarters of 2013 and the second quarter of 2012, the Partnership terminated the long-term time-charter-out contracts employed by three of its conventional tankers with a subsidiary of Teekay Corporation. The Partnership received early termination fees from Teekay Corporation of $6.8 million, $4.5 million and $14.7 million in the first and second quarter of 2013 and the second quarter of 2012, respectively, which are recorded in discontinued operations. Teekay Corporation and its wholly owned subsidiaries provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative services needs. In addition, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary or appropriate for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Revenues (1)	18,572	15,909	37,385	32,144
Vessel operating expenses (2)	(9,831)	(10,568)	(19,678)	(22,236)
General and administrative (3)	(6,990)	(4,999)	(13,498)	(11,254)
Interest income (4)	1,217	—	1,217	—
Interest expense (5)	(166)	(112)	(224)	(166)
Net income from related party transactions from discontinued operations (6)	6,992	27,073	19,255	41,209

(1)	Includes revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(2)	Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $8.6 million and $17.7 million for the three and six months ended June 30, 2013, have been presented as vessel operating expenses (see note 1). The amounts reclassified from general and administrative to vessel operating expenses in the comparative periods to conform to the presentation adopted in the current periods were $9.3 million and $19.3 million for the three and six months ended June 30, 2012.
(3)	Includes commercial, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.
(4)	Interest income related to the interest received from Teekay Corporation on the $150 million prepayment for the Voyageur Spirit. The Partnership received interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds to Teekay Corporation from February 26, 2013 until the Partnership acquired the FPSO unit on May 2, 2013.
(5)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation.
(6)	Related party transactions relating to six conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fees described above for the three and six months ended June 30, 2013 and June 30, 2012, and crew training fees, commercial, technical, strategic and business development management fees charged by Teekay Corporation.

b)	At June 30, 2013, due from affiliates totaled $25.7 million (December 31, 2012 $29.7 million) and due to affiliates totaled $97.2 million (December 31, 2012 $47.8 million). All other amounts due to and from affiliates are non-interest bearing and unsecured obligations, and are expected to be settled within the next fiscal year in the normal course of operations.

c)	In May 2013, the Partnership acquired from Teekay Corporation its 100% interest in Voyageur LLC, which owns the Voyageur Spirit FPSO unit, which operates on the Huntington Field in the North Sea under a five-year contract, plus up to 10 one-year extension options, with E.ON, for an original purchase price of $540.0 million. The purchase price was financed with the assumption of the $230.0 million debt facility secured by the unit, $270.0 million with cash, of which a partial prepayment of $150.0 million was made to Teekay Corporation in February 2013, and the non-cash issuance of 1.4 million common units to Teekay Corporation, which had a value of $40.0 million at the time Teekay Corporation offered to sell the unit to the Partnership.

Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Voyageur Spirit of $0.3 million for the three and six months ended June 30, 2013 has been allocated to the Partnership as part of the results of the Dropdown Predecessor.

On April 13, 2013, the Voyageur Spirit FPSO unit began production and on May 2, 2013, the Partnership acquired the unit from Teekay Corporation. Upon commencing production, the Partnership and its sponsor, Teekay Corporation, had a specified time period to receive final acceptance from the charterer, at which point the unit would commence full operations under the contract with E.ON. However, due to a defect encountered in one of its two gas compressors, the FPSO unit was unable to achieve final acceptance within the allowable timeframe, resulting in the FPSO unit being declared off-hire by the charterer retroactive to April 13, 2013. This resulted in a total of $17.0 million of the charter rate foregone during the second quarter of 2013 for both the Dropdown Predecessor period from April 13, 2013 to May 1, 2013 and the period owned by the Partnership from May 2, 2013 to June 30, 2013. Teekay Corporation has agreed to indemnify the Partnership for this amount and any further loss of the charter rate under the charter agreement with E.ON from the date of first oil on April 13, 2013 until final acceptance is achieved, up to a maximum of $54 million. The Partnership expects to resolve the issue with the compressor and request final acceptance by the end of August 2013.

Any amounts paid as indemnification from Teekay Corporation to the Partnership will be effectively treated as a reduction in the purchase price paid by the Partnership. In addition, any compensation received from the charterer during the indemnification period will reduce the amount of Teekay Corporation’s indemnification to the Partnership. The $540.0 million original purchase price of the Voyageur Spirit has effectively been reduced to $527.3 million ($297.3 million net of assumed debt of $230.0 million) to reflect the $17.0 million indemnification amount for the second quarter of 2013, partially offset by the excess value of $4.3 million relating to the 1.4 million common units issued to Teekay Corporation on the date of closing of the transaction in May 2013 compared to the date Teekay Corporation offered to sell the unit to the Partnership. The excess of the purchase price (net of assumed debt) over the book value of the net assets of $201.8 million is accounted for as an equity distribution to Teekay Corporation of $95.5 million.

d)	The Itajai FPSO unit achieved first oil in February 2013, at which time the unit commenced operations under a nine-year, fixed-rate time-charter contract with Petroleo Brasileiro S.A. (or Petrobras), with six additional one-year extension options exercisable by Petrobras. On June 10, 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Odebrecht, which owns the Itajai FPSO unit, for a purchase price of $53.8 million. The joint venture is a borrower under a term loan which at the time Teekay Corporation offered to sell its interest in the joint venture, had an outstanding balance of $300.0 million. Prior to finalizing the purchase, the joint venture repaid $10.5 million of its originally drawn down debt and as a result, the joint venture’s outstanding debt was $289.5 million as of the purchase date. The purchase was paid in cash. The excess of the purchase price over Teekay Corporation’s carrying value of its 50% interest in the Itajai FPSO has been accounted for as an equity distribution to Teekay Corporation of $6.6 million. The Partnership’s investment in the Itajai FPSO unit is accounted for using the equity method.

The purchase price was based on an estimate of the fully built-up cost of the Itajai FPSO, including certain outstanding contractual items. To the extent the resolution of the outstanding contractual items results in a change to the fully built-up cost, the Partnership will not be exposed to changes in the fully built-up cost.